GENERAL INFORMATION (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				6 Months Ended
	Aug. 11, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 23, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss		$ 4,807	$ 5,834	$ 3,918	$ 3,566	$ 10,641	$ 7,484
Accumulated deficit		$ 118,826				$ 118,826		$ 108,185
Minimum bid price of listed securities									$ 1
Subsequent Event
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse share split ratio	range of 1 for 10 to 1 for 20